Product Returns Liability - Changes in Holdings' Product Returns Accrual (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Beginning of period	$ 42,031,000	$ 46,000,000	$ 55,600,000
Expenditures	(40,600,000)	(43,600,000)	(44,900,000)
Provisions, net	36,200,000	39,600,000	35,300,000
End of period	$ 37,635,000	$ 42,031,000	$ 46,000,000